SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Number of options
Outstanding at January 1, 2022	2,150,312
Granted	250,284
Exercised	(155,406)
Expired	(26,775)
Forfeited	(260,386)
Outstanding at December 31, 2022	1,958,029	2,150,312
Exercisable at December 31, 2022	1,032,328
Vested and expected to vest at December 31, 2022	1,908,623
Weighted-average exercise price
Outstanding at January 1, 2022	$ 24.17
Granted	25.55
Exercised	17.61
Expired	21.32
Forfeited	23.4
Outstanding at December 31, 2022	25.01	$ 24.17
Exercisable at December 31, 2022	24.29
Vested and expected to vest at December 31, 2022	$ 24.98
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	3 years 1 month 24 days	3 years 4 months 20 days
Exercisable at December 31, 2022	2 years 4 months 28 days
Vested and expected to vest at December 31, 2022	3 years 1 month 24 days
Aggregate intrinsic value
Outstanding at December 31, 2022	$ 0	$ 37,566
Exercisable at December 31, 2022	0
Vested and expected to vest at December 31, 2022	$ 0
Skyhawk Cnp Security Ltd Share Option Plan [Member]
Number of options
Outstanding at January 1, 2022	0
Granted	20,467,841
Exercised	0
Expired	0
Forfeited	(125,848)
Outstanding at December 31, 2022	20,341,993	0
Exercisable at December 31, 2022	0
Vested and expected to vest at December 31, 2022	20,341,993
Weighted-average exercise price
Outstanding at January 1, 2022	$ 0
Granted	0.33
Exercised	0
Expired	0
Forfeited	0.48
Outstanding at December 31, 2022	0.33	$ 0
Exercisable at December 31, 2022	0
Vested and expected to vest at December 31, 2022	$ 0.33
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	6 years 5 months 4 days
Vested and expected to vest at December 31, 2022	6 years 5 months 4 days
Aggregate intrinsic value
Outstanding at December 31, 2022	$ 0	$ 0
Exercisable at December 31, 2022	0
Vested and expected to vest at December 31, 2022	$ 0